Capital Management and Solvency - Summary of Capital Ratios of Aegon's Operating Units (Detail)	Dec. 31, 2021	Dec. 31, 2020
United States [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Risk based capital ratio	426.00%	432.00%
The Netherlands [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Life solvency two ratio	186.00%	159.00%
United Kingdom [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Equitable solvency two ratio	167.00%	156.00%